                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

Van Kampen High Yield Fund (formerly Van Kampen High Income Corporate Bond Fund)
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                                               COUPON          MATURITY               VALUE

          CORPORATE BONDS    93.1%
          AEROSPACE    0.5%
$ 3,170   K&F Acquisition, Inc., 144A - Private Placement (a)                         7.750%        11/15/14           $   3,257,175
                                                                                                                     ---------------

          BROADCASTING    1.5%
  2,755   Interep National Radio Sales, Inc., Ser B                                  10.000         07/01/08               2,000,819
  1,165   Salem Communications Corp.                                                  7.750         12/15/10               1,246,550
  5,555   TV Azteca SA de CV, Ser B (Mexico)                                         10.500         02/15/07               5,686,931
                                                                                                                     ---------------
                                                                                                                           8,934,300
                                                                                                                     ---------------

          CABLE    5.7%
    756   Avalon Cable LLC                                                           11.875         12/01/08                 792,174
  4,540   Cablecom Luxembourg SCA, 144A-Private Placement (Luxembourg) (a)            9.375         04/15/14               6,725,756
  1,425   Cablevision Systems Corp., 144A - Private Placement (Variable Rate
          Coupon) (a)                                                                 6.669         04/01/09               1,514,062
  1,145   Charter Communications Holdings LLC                                        10.750         10/01/09                 996,150
  4,100   Charter Communications Holdings LLC                                         9.625         11/15/09               3,423,500
  1,100   Charter Communications Holdings LLC (b)                                  0/11.750         01/15/10                 970,750
  1,035   DirecTV Holdings/Finance LLC                                                8.375         03/15/13               1,166,962
  1,500   Echostar DBS Corp.                                                          6.375         10/01/11               1,541,250
  3,730   Kabel Deutschland GmbH, 144A - Private Placement (Germany) (a)             10.625         07/01/14               4,308,150
  1,655   PanAmSat Corp., 144A - Private Placement (a)                                9.000         08/15/14               1,779,125
  4,955   PanAmSat Corp., 144A - Private Placement (a) (b)                         0/10.375         11/01/14               2,985,387
  1,570   Renaissance Media Group                                                    10.000         04/15/08               1,632,800
  3,185   Satelites Mexicanos SA, Ser B (Mexico) (c)                                 10.125         11/01/04               1,672,125
  2,075   Telenet Communication NV, 144A - Private Placement (Euro) (Belgium) (a)     9.000         12/15/13               3,101,566
  2,515   Telenet Group Holding NV, 144A - Private Placement (Belgium) (a) (b)     0/11.500         06/15/14               1,923,975
                                                                                                                     ---------------
                                                                                                                          34,533,732
                                                                                                                     ---------------

          CHEMICALS    8.0%
  1,762   Avecia Group PLC (United Kingdom)                                          11.000         07/01/09               1,665,090
  2,980   Cognis Deutschland GmbH & Co., 144A - Private Placement (Euro)
          (Variable Rate Coupon) (Germany) (a)                                        6.979         11/15/13               4,196,938
  3,343   Equistar Chemicals LP                                                      10.125         09/01/08               3,852,807
  1,564   FMC Corp.                                                                  10.250         11/01/09               1,806,420
  1,475   Huntsman Advanced Materials LLC, 144A - Private Placement (a)              11.000         07/15/10               1,758,937
    794   Huntsman International, LLC                                                10.125         07/01/09                 841,640
  2,800   Huntsman International, LLC (Euro)                                         10.125         07/01/09               3,962,033
  1,740   Innophos, Inc.,144A - Private Placement (a)                                 8.875         08/15/14               1,887,900
  1,280   ISP Chemco, Inc., Ser B                                                    10.250         07/01/11               1,440,000
  3,930   ISP Holdings, Inc., Ser B                                                  10.625         12/15/09               4,381,950
  1,000   Koppers, Inc.                                                               9.875         10/15/13               1,137,000
  2,535   Lyondell Chemical Co.                                                      10.500         06/01/13               3,016,650
  2,700   Millennium America, Inc.                                                    7.000         11/15/06               2,835,000
    775   Millennium America, Inc.                                                    9.250         06/15/08                 877,687
  1,120   Nalco Co.                                                                   7.750         11/15/11               1,212,400
  3,940   Nalco Co.                                                                   8.875         11/15/13               4,368,475
  3,565   Rhodia SA (France)                                                          8.875         06/01/11               3,511,525
  2,875   Rockwood Specialties Group, Inc.                                           10.625         05/15/11               3,284,687
    990   Rockwood Specialties Group, Inc., 144A - Private Placement (a)              7.625         11/15/14               1,358,112
    965   Westlake Chemical Corp.                                                     8.750         07/15/11               1,092,862

                                                                                                                     ---------------
                                                                                                                          48,488,113
                                                                                                                     ---------------

          CONSUMER PRODUCTS    2.4%
  1,840   Amscan Holdings, Inc.                                                       8.750         05/01/14               1,853,800
  1,660   Leiner Health Products, Inc.                                               11.000         06/01/12               1,817,700
  1,555   Oxford Industrials, Inc.                                                    8.875         06/01/11               1,687,175
  2,220   Rayovac Corp.                                                               8.500         10/01/13               2,464,200
  3,560   Safilo Capital International SA, 144A - Private Placement (Euro)
          (Luxembourg) (a)                                                            9.625         05/15/13               4,789,117
  4,000   Sleepmaster LLC, Ser B (c) (d) (e)                                         11.000         05/15/09                 880,000
  1,082   Tempur Pedic, Inc.                                                         10.250         08/15/10               1,257,825
                                                                                                                     ---------------
                                                                                                                          14,749,817
                                                                                                                     ---------------

          DIVERSIFIED MEDIA    8.3%
    820   Advanstar Communications, Inc.                                             10.750         08/15/10                 928,650
  4,177   Advanstar Communications, Inc. (Variable Rate Coupon)                       9.790         08/15/08               4,396,424
  3,250   Alliance Atlantis Communications, Inc. (Canada)                            13.000         12/15/09               3,477,500
  4,527   Canwest Media, Inc., 144A - Private Placement (Canada) (a)                  8.000         09/15/12               4,866,230
  1,195   Cinemark, Inc. (b)                                                        0/9.750         03/15/14                 884,300
  1,518   Dex Media East/Finance Corp., LLC                                          12.125         11/15/12               1,859,550
  2,417   Dex Media West/Finance Corp., LLC, Ser B                                    9.875         08/15/13               2,803,720
  2,530   Dex Media, Inc. (b)                                                       0/9.000         11/15/13               1,954,425
  3,875   Houghton Mifflin Co.                                                        9.875         02/01/13               4,281,875
    770   Houghton Mifflin Co. (b)                                                 0/11.500         10/15/13                 551,512
  4,275   Interpublic Group of Cos., Inc.                                             6.250         11/15/14               4,247,362
  2,200   Lighthouse International Co. SA, 144A - Private Placement (Euro)
          (Luxembourg) (a)                                                            8.000         04/30/14               2,974,182
  2,075   Marquee, Inc., 144A - Private Placement (Variable Rate Coupon) (a)          6.540         08/15/10               2,189,125
    490   Muzak LLC                                                                  10.000         02/15/09                 450,800
  3,102   Muzak LLC                                                                   9.875         03/15/09               2,338,132
  2,725   Nebraska Book Co., Inc.                                                     8.625         03/15/12               2,799,937
  1,026   PEI Holdings, Inc.                                                         11.000         03/15/10               1,195,290
  4,245   Primedia, Inc.                                                              8.875         05/15/11               4,393,575
  3,065   Vertis, Inc., 144A - Private Placement (a)                                 13.500         12/07/09               3,264,225
                                                                                                                     ---------------
                                                                                                                          49,856,814
                                                                                                                     ---------------

          ENERGY    7.3%
  2,211   BRL Universal Equipment                                                     8.875         02/15/08               2,338,132
  3,455   CHC Helicopter Corp. (Canada)                                               7.375         05/01/14               3,662,300
  2,875   Chesapeake Energy Corp.                                                     7.500         09/15/13               3,176,875
    905   CITGO Petroleum Corp., 144A - Private Placement (a)                         6.000         10/15/11                 918,575
  5,710   El Paso Production Holding Co.                                              7.750         06/01/13               5,981,225
  2,465   Hanover Compressor Co.                                                      8.625         12/15/10               2,686,850
    620   Hanover Compressor Co.                                                      9.000         06/01/14                 689,750
  2,004   Hanover Equipment Trust, Ser B                                              8.750         09/01/11               2,184,360
  3,890   Hilcorp Energy/Finance Corp., 144A - Private Placement (a)                 10.500         09/01/10               4,434,600
  2,370   Husky Oil Ltd. (Variable Rate Coupon) (Canada)                              8.900         08/15/28               2,712,313
  1,296   Magnum Hunter Resources, Inc.                                               9.600         03/15/12               1,490,400
  2,325   Pacific Energy Partners                                                     7.125         06/15/14               2,511,000
  1,730   Plains E & P Co.                                                            7.125         06/15/14               1,911,650
  2,377   Port Arthur Finance Corp., Ser A                                           12.500         01/15/09               2,793,257
  1,954   Tesoro Petroleum Corp.                                                      9.625         04/01/12               2,266,640
  3,792   Vintage Petroleum, Inc.                                                     7.875         05/15/11               4,095,360
                                                                                                                     ---------------
                                                                                                                          43,853,287
                                                                                                                     ---------------

          FINANCIAL    0.8%
  4,475   RefcoFinance Holdings LLC, 144A - Private Placement (a)                     9.000         08/01/12               4,900,125
                                                                                                                     ---------------

          FOOD & DRUG    2.4%
  2,605   Delhaize America, Inc.                                                      8.125         04/15/11               3,009,395
    985   Jean Coutu Group (PJC), Inc., 144A - Private Placement (Canada) (a)         7.625         08/01/12               1,034,250

  4,260   Jean Coutu Group (PJC), Inc., 144A - Private Placement (Canada) (a)         8.500         08/01/14               4,345,200
  1,200   Jitney-Jungle Stores America, Inc. (c) (d) (e)                             12.000         03/01/06                       0
  2,936   Kroger Co., 144A - Private Placement (a)                                    8.500         07/15/17               3,387,276
  2,070   Rite Aid Corp.                                                              7.125         01/15/07               2,101,050
    755   Rite Aid Corp.                                                              8.125         05/01/10                 807,850
                                                                                                                     ---------------
                                                                                                                          14,685,021
                                                                                                                     ---------------

          FOOD & TOBACCO    2.6%
  2,360   Michael Foods, Inc.                                                         8.000         11/15/13               2,501,600
  5,400   Pilgrim's Pride Corp.                                                       9.625         09/15/11               6,095,250
  1,475   Smithfield Foods, Inc.                                                      7.625         02/15/08               1,585,625
  4,585   Smithfield Foods, Inc.                                                      7.000         08/01/11               4,883,025
    600   Smithfield Foods, Inc., Ser B                                               8.000         10/15/09                 663,000
                                                                                                                     ---------------
                                                                                                                          15,728,500
                                                                                                                     ---------------

          FOREST PRODUCTS    6.7%
    985   Abitibi-Consolidated, Inc. (Canada)                                         7.750         06/15/11               1,034,250
  3,505   Abitibi-Consolidated, Inc. (Canada)                                         6.000         06/20/13               3,294,700
  4,525   Georgia-Pacific Corp.                                                       8.875         02/01/10               5,305,563
  1,450   Graham Packaging Co., Inc., 144A - Private Placement (a)                    8.500         10/15/12               1,515,250
  3,405   Graphic Packaging International, Inc.                                       9.500         08/15/13               3,898,725
  3,075   JSG Funding PLC (Euro) (Ireland)                                           10.125         10/01/12               4,708,650
  1,785   Norampac, Inc. (Canada)                                                     6.750         06/01/13               1,874,250
  1,710   Owens-Illinois, Inc.                                                        7.350         05/15/08               1,778,400
  6,700   Owens-Illinois, Inc.                                                        7.500         05/15/10               7,035,000
  1,585   Pliant Corp.                                                               13.000         06/01/10               1,529,525
  2,419   Pliant Corp.                                                               13.000         06/01/10               2,334,335
  1,315   Tekni-Plex, Inc., 144A - Private Placement (a)                              8.750         11/15/13               1,315,000
  4,800   Tembec Industries, Inc. (Canada)                                            7.750         03/15/12               4,620,000
                                                                                                                     ---------------
                                                                                                                          40,243,648
                                                                                                                     ---------------

          GAMING & LEISURE    4.2%
    993   Ceasars Entertainment                                                       8.875         09/15/08               1,128,296
  2,145   Gaylord Entertainment Co., 144A - Private Placement (a)                     6.750         11/15/14               2,155,725
    820   Global Cash Access LLC                                                      8.750         03/15/12                 889,700
    591   HMH Properties, Inc., Ser B                                                 7.875         08/01/08                 610,946
  3,240   Isle of Capri Casinos, Inc.                                                 7.000         03/01/14               3,402,000
  4,605   MGM Mirage, Inc.                                                            6.000         10/01/09               4,737,394
  4,100   MGM Mirage, Inc.                                                            5.875         02/27/14               4,048,750
  2,850   MGM Mirage, Inc., 144A - Private Placement (a)                              6.000         10/01/09               2,931,938
    285   Station Casinos, Inc.                                                       6.000         04/01/12                 294,975
  2,500   Station Casinos, Inc.                                                       6.500         02/01/14               2,606,250
  2,280   Venetian Casino Resort LLC                                                 11.000         06/15/10               2,610,600
                                                                                                                     ---------------
                                                                                                                          25,416,574
                                                                                                                     ---------------

          HEALTHCARE    4.9%
    418   AmerisourceBergen Corp.                                                     8.125         09/01/08                 461,890
  3,775   AmerisourceBergen Corp.                                                     7.250         11/15/12               4,161,938
  1,507   Fisher Scientific International, Inc.                                       8.125         05/01/12               1,685,956
  2,300   Fisher Scientific International, Inc., 144A - Private Placement (a)         6.750         08/15/14               2,461,000
  4,790   Fresenius Medical Care Capital Trust IV                                     7.875         06/15/11               5,352,825
  3,095   HCA, Inc.                                                                   6.300         10/01/12               3,111,889
    305   HCA, Inc.                                                                   6.375         01/15/15                 302,784
  2,730   Medcath Holdings Corp.                                                      9.875         07/15/12               2,975,700
    565   National Nephrology Associates, Inc., 144A - Private Placement (a)          9.000         11/01/11                 655,400
  2,670   Team Health, Inc., 144A - Private Placement (a)                             9.000         04/01/12               2,683,350
    720   Tenet Healthcare Corp.                                                      6.500         06/01/12                 673,200
  1,535   Tenet Healthcare Corp., 144A - Private Placement (a)                        9.875         07/01/14               1,657,800
  1,330   VWR International, Inc., 144A - Private Placement (a)                       6.875         04/15/12               1,389,850
  1,640   VWR International, Inc., 144A - Private Placement (a)                       8.000         04/15/14               1,746,600
                                                                                                                     ---------------
                                                                                                                          29,320,182
                                                                                                                     ---------------


          HOUSING    5.8%
  8,145   Associated Materials, Inc. (b)                                           0/11.250         03/01/14               6,108,750
    686   CB Richard Ellis Service, Inc.                                              9.750         05/15/10                 785,470
  3,622   CB Richard Ellis Service, Inc.                                             11.250         06/15/11               4,183,410
    765   Interface, Inc.                                                             7.300         04/01/08                 784,125
    955   Interface, Inc.                                                            10.375         02/01/10               1,103,025
  3,005   Interface, Inc., Ser B                                                      9.500         02/01/14               3,260,425
  4,045   Nortek, Inc., 144A - Private Placement (a)                                  8.500         09/01/14               4,368,600
  2,510   Ply Gem Industries, Inc., 144A - Private Placement (a)                      9.000         02/15/12               2,560,200
  2,080   Propex Fabrics, Inc., 144A - Private Placement (a) (f)                     10.000         12/01/12               2,121,600
  3,025   RMCC Acquisition Co., 144A - Private Placement (a)                          9.500         11/01/12               3,055,250
  1,131   Technical Olympic USA, Inc.                                                 9.000         07/01/10               1,224,308
  1,805   Technical Olympic USA, Inc.                                                 9.000         07/01/10               1,953,913
  2,003   Technical Olympic USA, Inc.                                                10.375         07/01/12               2,253,375
  1,325   WII Components, Inc.                                                       10.000         02/15/12               1,305,125
                                                                                                                     ---------------
                                                                                                                          35,067,576
                                                                                                                     ---------------

          INFORMATION TECHNOLOGY    2.0%
  3,150   Iron Mountain, Inc.                                                         8.625         04/01/13               3,339,000
  2,340   Iron Mountain, Inc.                                                         7.750         01/15/15               2,386,800
  1,970   Nortel Networks Ltd. (Canada)                                               6.125         02/15/06               1,999,550
  3,780   Xerox Corp.                                                                 7.125         06/15/10               4,082,400
                                                                                                                     ---------------
                                                                                                                          11,807,750
                                                                                                                     ---------------

          MANUFACTURING    3.6%
  3,360   Brand Services, Inc.                                                       12.000         10/15/12               3,780,000
    990   Flowserve Corp.                                                            12.250         08/15/10               1,103,850
  1,377   Johnsondiversey, Inc. (Euro)                                                9.625         05/15/12               2,062,818
  3,021   Johnsondiversey, Inc., Ser B                                                9.625         05/15/12               3,428,835
  2,615   Manitowoc, Inc.                                                            10.500         08/01/12               3,020,325
  3,279   NMHG Holdings Co.                                                          10.000         05/15/09               3,639,690
  4,814   Trimas Corp.                                                                9.875         06/15/12               5,006,560
                                                                                                                     ---------------
                                                                                                                          22,042,078
                                                                                                                     ---------------

          METALS    2.8%
  6,407   Doe Run Resources Corp. (Acquired 3/6/98, Cost $7,363,774) (e) (g) (h)     11.750         11/01/08               5,605,824
    910   Foundation PA Coal Co., 144A - Private Placement (a)                        7.250         08/01/14                 978,250
  1,460   General Cable Corp.                                                         9.500         11/15/10               1,642,500
  6,655   GS Technologies Operating, Inc. (c) (d) (e)                                12.000         09/01/04                     666
  1,635   Sgl Carbon Luxembourg SA, 144A - Private Placement (Euro)
          (Luxembourg) (a)                                                            8.500         02/01/12               2,397,722
  2,798   car Finance, Inc.                                                          10.250         02/15/12               3,175,730
  2,523   United States Steel Corp.                                                   9.750         05/15/10               2,914,065
                                                                                                                     ---------------
                                                                                                                          16,714,757
                                                                                                                     ---------------

          RETAIL    1.2%
    835   Big 5 Corp., Ser B                                                         10.875         11/15/07                 854,414
  2,015   General Nutrition Center, Inc.                                              8.500         12/01/10               2,022,556
  3,950   Petro Stopping Center/Financial                                             9.000         02/15/12               4,187,000
                                                                                                                     ---------------
                                                                                                                           7,063,970
                                                                                                                     ---------------

          SERVICES    3.1%
  1,750   Allied Waste North America, Inc.                                            7.875         04/15/13               1,771,875
  1,645   Allied Waste North America, Inc., Ser B                                     9.250         09/01/12               1,764,263
  3,255   Buhrmann US, Inc.                                                           8.250         07/01/14               3,320,100
  2,450   Hydrochem Industrial Services, Inc., Ser B                                 10.375         08/01/07               2,474,500
  2,735   MSW Energy Holdings LLC, Ser B                                              7.375         09/01/10               2,899,100
    650   MSW Energy Holdings/Finance                                                 8.500         09/01/10                 718,250
  2,875   United Rentals North America, Inc.                                          6.500         02/15/12               2,831,875
  2,900   United Rentals North America, Inc.                                          7.750         11/15/13               2,798,500
                                                                                                                     ---------------
                                                                                                                          18,578,463
                                                                                                                     ---------------

          TELECOMMUNICATIONS    2.6%
  4,290   Axtel SA (Mexico)                                                          11.000         12/15/13               4,579,575
  4,210   Exodus Communications, Inc. (c) (d) (e)                                    11.250         07/01/08                       0

    330   Exodus Communications, Inc. (c) (d) (e)                                    11.625         07/15/10                       0
  2,750   Exodus Communications, Inc. (Euro) (c) (d) (e)                             11.375         07/15/08                       0
  5,305   GST Network Funding, Inc. (c) (d) (e)                                      10.500         05/01/08                     531
  1,121   Knology, Inc., 144A - Private Placement (a) (g)                            12.000         11/30/09               1,084,430
  3,000   Park N View, Inc., Ser B (c) (d) (e)                                       13.000         05/15/08                       0
  4,705   Primus Telecommunications Holdings                                          8.000         01/15/14               3,928,675
  2,955   Qwest Communications International, Inc., 144A - Private Placement
          (Variable Rate Coupon) (a)                                                  5.790         02/15/09               2,962,388
    665   Qwest Corp.                                                                 5.625         11/15/08                 673,313
  2,050   Qwest Services Corp., 144A - Private Placement (a)                         13.000         12/15/07               2,347,250
                                                                                                                     ---------------
                                                                                                                          15,576,162
                                                                                                                     ---------------

          TRANSPORTATION    3.7%
  2,815   Amsted Industries, Inc., 144A - Private Placement (a)                      10.250         10/15/11               3,110,575
  3,260   Autonation, Inc.                                                            9.000         08/01/08               3,732,700
  4,040   Laidlaw International, Inc.                                                10.750         06/15/11               4,671,250
  3,380   Sonic Automotive, Inc., Ser B                                               8.625         08/15/13               3,650,400
  2,870   Tenneco Automotive, Inc., Ser B                                            11.625         10/15/09               3,061,142
  3,667   TRW Automotive, Inc.                                                        9.375         02/15/13               4,290,390
                                                                                                                     ---------------
                                                                                                                          22,516,457
                                                                                                                     ---------------

          UTILITY    7.5%
    508   AES Corp.                                                                   9.375         09/15/10                 589,915
    360   AES Corp.                                                                   8.875         02/15/11                 413,100
    600   AES Corp.                                                                   7.750         03/01/14                 653,250
  2,925   AES Corp., 144A - Private Placement (a)                                     9.000         05/15/15               3,356,438
  1,695   Allegheny Energy, Inc.                                                      7.750         08/01/05               1,739,494
  2,230   Calpine Corp., 144A - Private Placement (a)                                 8.500         07/15/10               1,778,425
    775   CMS Energy Corp.                                                            7.500         01/15/09                 833,125
  2,780   CMS Energy Corp.                                                            8.500         04/15/11               3,176,150
  3,480   Dynegy Holdings, Inc.                                                       6.875         04/01/11               3,375,600
  2,460   Dynegy Holdings, Inc., 144A - Private Placement (a)                         9.875         07/15/10               2,792,100
    925   IPALCO Enterprises, Inc.                                                    8.625         11/14/11               1,040,625
  3,220   Monongahela Power Co.                                                       5.000         10/01/06               3,299,086
  2,550   Nevada Power Co.                                                            9.000         08/15/13               2,970,750
  1,970   Nevada Power Co., Ser A                                                     8.250         06/01/11               2,275,350
    695   Northwest Pipeline Corp.                                                    8.125         03/01/10                 779,269
  4,390   Ormat Funding Corp., 144A - Private Placement (a)                           8.250         12/30/20               4,395,507
    840   PSEG Energy Holdings, Inc.                                                  7.750         04/16/07                 903,000
  1,949   PSEG Energy Holdings, Inc.                                                  8.625         02/15/08               2,168,263
  1,345   Southern Natural Gas Co.                                                    8.875         03/15/10               1,523,213
  1,225   Trans Continental Gas Pipe Line Corp., Ser B                                8.875         07/15/12               1,515,938
  5,250   Williams Cos., Inc.                                                         7.875         09/01/21               5,958,750
                                                                                                                     ---------------
                                                                                                                          45,537,348
                                                                                                                     ---------------

          WIRELESS COMMUNICATIONS    5.5%
    915   AirGate PCS, Inc., 144A - Private Placement (Variable Rate Coupon) (a)      5.850         10/15/11                 940,163
  1,110   American Tower Corp.                                                        9.375         02/01/09               1,176,600
  2,120   American Tower Corp.                                                        7.500         05/01/12               2,210,100
  2,120   American Tower Corp., 144A - Private Placement (a)                          7.125         10/15/12               2,157,100
  2,930   Centennial Communications Corp.                                             8.125         02/01/14               3,003,250
  3,355   Metropcs, Inc.                                                             10.750         10/01/11               3,539,525
  2,800   Nextel Communications, Inc.                                                 6.875         10/31/13               3,038,000
  1,370   Rogers Wireless, Inc., 144A - Private Placement (Canada) (a)                8.000         12/15/12               1,428,225
  1,990   Rogers Wireless, Inc., 144A - Private Placement (Canada) (a)                7.500         03/15/15               2,074,575
  3,055   Rural Cellular Corp. (Variable Rate Coupon)                                 6.990         03/15/10               3,161,925
  3,317   SBA Communications Corp.                                                   10.250         02/01/09               3,536,751
  4,695   SBA Communications Corp. (b)                                              0/9.750         12/15/11               3,932,063
    380   UbiquiTel Operating Co.                                                     9.875         03/01/11                 418,950
  2,390   UbiquiTel Operating Co., 144A - Private Placement (a)                       9.875         03/01/11               2,634,975

                                                                                                                     ---------------
                                                                                                                          33,252,202
                                                                                                                     ---------------

TOTAL CORPORATE BONDS                                                                                                    562,124,051
                                                                                                                     ---------------

          CONVERTIBLE CORPORATE OBLIGATION    0.4%
          INFORMATION TECHNOLOGY    0.4%
  2,890   Nortel Networks Corp. (Canada)                                              4.250         09/01/08               2,785,238
                                                                                                                     ---------------


DESCRIPTION                                                                                                                    VALUE

EQUITIES    1.5%
          DecisionOne Corp. (14,661 Common Shares) (e) (i)                                                                         0
          DecisionOne Corp. (8,219 Common Stock Warrants Class A) (e) (i)                                                          0
          DecisionOne Corp. (14,162 Common Stock Warrants Class B) (e) (i)                                                         0
          DecisionOne Corp. (8,400 Common Stock Warrants Class C) (e) (i)                                                          0
          Doe Run Resources Corp. (21 Common Stock Warrants) (e) (i)                                                               0
          HF Holdings, Inc. (36,820 Common Stock Warrants) (e) (i)                                                                 0
          Jazztel, PLC, 144A - Private Placement (3,450 Common Stock Warrants)
           (United Kingdom) (a) (e) (i)                                                                                            0
          Optel, Inc. (3,275 Common Shares) (e) (i)                                                                                0
          Park N View, Inc., 144A - Private Placement (3,000 Common Stock
            Warrants) (a) (d) (e) (i)                                                                                              0
          Paxon Communications Corp. (36,228 Preferred Shares) (g)                                                         2,726,147
          Reunion Industries, Inc. (107,947 Common Stock Warrants) (e) (i)                                                         0
          TNP Enterprises, Inc. (51,984 Preferred Shares, Ser D) (g)                                                       6,017,156
          UIH Australia/Pacific, Inc. (5,000 Common Stock Warrants) (e) (i)                                                        0
          Viatel Holding Bermuda Ltd. (4,809 common shares) (United Kingdom) (i)                                               4,328
          VS Holdings, Inc. (568,177 Common Shares) (e) (i)                                                                  106,079
                                                                                                                     ---------------

TOTAL EQUITIES                                                                                                             8,853,710
                                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS    95.0%
   (Cost $572,205,686)                                                                                                   573,762,999

REPURCHASE AGREEMENT    3.8%
          Bank of America Securities LLC ($22,802,000 par collateralized by U.S.
            Government obligations in a pooled cash account, interest rate of
            1.99%, dated 11/30/04, to be sold on 12/01/04 at $22,803,260)                                                 22,802,000
                                                                                                                     ---------------
             (Cost $22,802,000)

TOTAL INVESTMENTS    98.8%
   (Cost $595,007,686)                                                                                                   596,564,999

OTHER ASSETS IN EXCESS OF LIABILITIES    1.2%                                                                              7,333,101
                                                                                                                     ---------------

NET ASSETS    100.0%                                                                                                    $603,898,100
                                                                                                                     ===============

     Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)  This corporate bond is non-income producing as security is in default.

(d)  This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)  Securities purchased on a when-issued or delayed delivery basis.

(g)  Payment-in-kind security.

(h) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets.

(i) Non-income producing security as this stock or warrant currently does not declare dividends.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005